AVAILABLE-FOR-SALE INVESTMENTS	12 Months Ended
Dec. 31, 2011
AVAILABLE-FOR-SALE INVESTMENTS

9. AVAILABLE-FOR-SALE INVESTMENTS

<1>Investment in Youjia Group Limited. (“Youjia”)

In November 2011, the Group acquired 925,926 redeemable and convertible preferred shares of Youjia, a mobile social application developer based in the PRC, for a consideration of US$1.0 million. The Group’s investment represented 6.67% of Youjia’s equity interest on an as converted basis. The Group recorded the investment in Youjia as an available-for-sale investment as the redeemable convertible preference share are in substance a debt security. As of December 31, 2011, the Group determined that the fair value of the investment in Youjia approximated the carrying value of RMB 6.3 million.

<2>Investment in Infocomm Asia Holdings Pte Ltd. (“IAH”)

In July 2006, the Group acquired 2,000,000 redeemable and convertible preferred shares of Infocomm Asia Holdings Pte. Ltd. (“IAH”), a Singapore online game operator, for a consideration of US$2.0 million.

In April 2009, the Group entered into a convertible loan agreement with IAH. Under the agreement, IAH issued a US$1.0 million convertible loan to the Group, which bears an interest of 3% per annum.

IAH went into serious financial difficulty in 2009, causing a significant decline in fair value of the Group’s investment in IAH. In late 2009, the Group assessed the recoverability of its investments in IAH and did not expect to recover the cost of preferred shares and convertible loan and recognized full impairment loss of RMB36.0 million on the investments. The Group recognized RMB22.4 million as an impairment loss in earnings and reversed RMB13.6 million unrealized gain that was previously recognized in other comprehensive income for the year ended December 31, 2009.

In June 2010, the Group sold the investments in IAH, to a third party with total proceeds of approximately RMB6.8 million (US$1.0 million) and recognized a gain on disposal of the investment at the same amount for the year ended December 31, 2010.